Financial Assets at Fair Value through Profit or Loss and Financial Investments	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [Abstract]
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss Explanatory

12. Financial Assets at Fair Value through Profit or Loss and Financial Investments

12.1 Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	6,569,472	￦	9,315,317
Financial bonds		16,360,495		17,897,348
Corporate bonds		3,218,480		3,997,753
Asset-backed securities		124,898		236,130
Beneficiary certificates		12,375,326		14,200,802
Derivatives linked securities		3,623,648		2,218,502
Other debt securities		8,449,207		10,549,248
Equity securities:
Stocks		1,716,149		1,632,619
Other equity securities		387,694		459,694
Loans:
Privately placed bonds		265,499		212,021
Other loans		162,046		125,962
Due from financial institutions:
Other due from financial institutions		216,367		100,094
Others		79,805		89,965

	￦	53,549,086	￦	61,035,455

Financial Investments
Financial assets at fair value through other comprehensive income
Debt securities:
Government and public bonds	￦	9,501,642	￦	14,735,340
Financial bonds		20,913,361		23,194,387
Corporate bonds		12,289,820		18,721,327
Asset-backed securities		832,160		1,795,840
Other debt securities		19,865		9,995
Equity securities:
Stocks		2,377,994		2,852,158
Equity investments		41,042		37,602
Other equity securities		85,069		185,139
Loans:
Privately placed bonds		375,098		265,426
Other loans		—		27,983

		46,436,051		61,825,197

Financial assets at amortized cost
Debt securities:
Government and public bonds		5,395,720		17,193,289
Financial bonds		8,157,428		5,678,949
Corporate bonds		7,536,805		8,181,961
Asset-backed securities		4,258,274		5,788,587
Other debt securities		—		30,392
Allowances for credit losses		(1,672)		(2,949)

		25,346,555		36,870,229

	￦	71,782,606	￦	98,695,426

12.2 Dividend income from equity securities designated at fair value through other comprehensive income for the years ended December 31, 2019 and 2020, are as follows:

		2019				2020
		From the financial assets derecognized		From the remaining financial assets		From the financial assets derecognized		From the remaining financial assets
		(In millions of Korean won)
Equity securities measured at fair value through other comprehensive income
Stocks	Listed	￦	—	￦	26,121	￦	7,000	￦	11,843
	Unlisted		—		25,599		—		22,241
Equity investments			—		95		—		285
Other equity securities			—		2,953		—		3,755

		￦	—	￦	54,768	￦	7,000	￦	38,124

12.3 Derecognized equity securities measured at fair value through other comprehensive income for the years ended December 31, 2019 and 2020, are as follows:

		2019				2020
		Disposal price		Accumulated other comprehensive income as of disposal date		Disposal price		Accumulated other comprehensive income as of disposal date
		(In millions of Korean won)
Equity securities measured at fair value through other comprehensive income
Stocks	Listed	￦	18,342	￦	(25,652)	￦	516,883	￦	326,394
	Unlisted		1,671		169		13		13
Equity investments			—		—		3		3

		￦	20,013	￦	(25,483)	￦	516,899	￦	326,410

12.4 Provision (reversal) for credit losses of financial investments for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	860	￦	(873)	￦	(13)
Loans measured at fair value through other comprehensive income		963		(826)		137
Securities measured at amortized cost		296		(282)		14

	￦	2,119	￦	(1,981)	￦	138

	2019
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	1,537	￦	(1,144)	￦	393
Loans measured at fair value through other comprehensive income		170		(982)		(812)
Securities measured at amortized cost		216		(280)		(64)

	￦	1,923	￦	(2,406)	￦	(483)

	2020
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	4,297	￦	(229)	￦	4,068
Loans measured at fair value through other comprehensive income		202		(316)		(114)
Securities measured at amortized cost		1,916		(636)		1,280

	￦	6,415	￦	(1,181)	￦	5,234

12.5 Changes in allowances for credit losses of financial investments for the years ended December 31, 2019 and 2020, are as follows:

	2019
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	5,657	￦	192	￦	322
Transfer between stages
Transfer to 12-month expected credit losses		437		(188)		(249)
Transfer to lifetime expected credit losses		(669)		669		—
Sales		(329)		—		—
Provision (reversal) for credit losses		219		(702)		—
Others		55		29		(73)

Ending	￦	5,370	￦	—	￦	—

	2020
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	5,370	￦	—	￦	—
Transfer between stages
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Sales		(589)		—		—
Provision for credit losses		5,195		39		—
Others		(68)		—		73

Ending	￦	9,908	￦	39	￦	73